Note 9 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2025 USD ($)
2026	$ 19,548,115
2027	36,848,113
2028	11,973,115
2029	40,598,115
2030	49,836,840
Thereafter	59,820,000
Total	$ 218,624,298